Venezuelan Operations (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) VEF / $	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Mar. 10, 2016 VEF / $
Foreign Operations Disclosure [Line Items]
Revenue from Venezuelan operations	$ 51,615	$ 40,898	$ 187,588
Operating income (loss) from Venezuelan operations	$ (8,608)	$ (28,329)	$ (74,962)
DIPRO [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate | VEF / $				10.00
DICOM [Member] | Venezuela [Member]
Foreign Operations Disclosure [Line Items]
Foreign currency exchange rate | VEF / $	673.76			215.34
Local currency denominated assets subject to remeasurement [Abstract]
Net assets subject to remeasurement	$ 3,600
Cash and cash equivalents	9,600
Non-monetary assets	52,400
Property, property, plant and equipment	$ 42,600